IN MOTION TECHNOLOGY	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
ACQUISITION OF IN MOTION TECHNOLOGY
Acquisition of In Motion Technology

On March 3, 2014, we completed the acquisition of all the shares of In Motion Technology Inc. ("In Motion") for total cash consideration of $26.1 million. In Motion is a leader in mobile enterprise networks that provides customers with fleets in mission critical environments with a secure, managed end-to-end communications system. In Motion's solutions are used by public safety, transit and utility fleets across the US and Canada.

In Motion's results of operations and fair value of assets acquired and liabilities assumed are included in our consolidated financial statements from the date of acquisition.

We accounted for the transaction using the acquisition method and accordingly, the consideration has been allocated to the tangible and intangible assets acquired and liabilities assumed on the basis of their respective fair values as at March 3, 2014.  The excess of the purchase price over the final value assigned to the net assets acquired was recorded as goodwill.

The following table summarizes the final amounts of the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	2,255
Accounts receivable	5,189
Prepaid and other assets	329
Inventory	1,059
Property and equipment	84
Identifiable intangible assets	13,529
Goodwill	8,697
31,142
Liabilities assumed
Accounts payable and accrued liabilities	2,817
Deferred revenue	1,772
Deferred income tax	445
Fair value of net assets acquired	26,108

Goodwill of $8.7 million resulting from the acquisition consists largely of the expectation that the acquisition will extend our leadership position in the M2M market and offer us a significantly enhanced market position.  Goodwill was assigned to the Enterprise Solutions segment and is not deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	$
Backlog	7 months	358
Customer relationships	13 years	8,739
Existing technology	7 years	3,144
In-process research and development	5 years	1,288
		13,529

The following table presents the unaudited pro forma results for the year ended December 31, 2014 and 2013. The pro forma financial information combines the results of operations of Sierra Wireless, Inc. and In Motion as though the businesses had been combined as of the beginning of fiscal 2013. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2013. The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, and related tax effects.

	2014	2013
Pro forma information
Revenue	$550,279	$457,152
Loss from operations	(7,507)	(18,233)
Net earnings (loss)	(17,559)	54,875

Basic and diluted earnings (loss) per share (in dollars)	$(0.56)	$1.78